Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2022
Information by segment and main country [Abstract]
Information by segment and main country - Information on income statements [Text Block]

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA
2022
Diagnosis & Treatment	9,168	9,471	(559)	774
Connected Care	4,403	4,441	(514)	95
Personal Health	3,626	3,684	(132)	538
Other	629	596	(397)	(89)
Inter-segment eliminations		(366)
Philips Group	17,827	17,827	(1,602)	1,318

2021
Diagnosis & Treatment	8,635	8,846	(459)	1,071
Connected Care	4,573	4,617	(382)	497
Personal Health	3,429	3,462	(131)	590
Other	519	531	(350)	(105)
Inter-segment eliminations		(299)
Philips Group	17,156	17,156	(1,323)	2,054

2020
Diagnosis & Treatment	8,175	8,289	(536)	818
Connected Care	5,543	5,620	(414)	1,191
Personal Health	3,199	3,198	(145)	433
Other	396	481	(368)	(165)
Inter-segment eliminations		(275)
Philips Group	17,313	17,313	(1,462)	2,277
1)Includes impairments (excluding goodwill impairment); for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Information by segment and main country - Reconciliation from net income to Adjusted EBITA [Text Block]

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2022
Net Income	(1,605)
Discontinued operations, net of income taxes	(13)
Income tax expense	(113)
Investments in associates, net of income taxes	2
Financial expenses	258
Financial income	(58)
Income from operations	(1,529)	404	(2,246)	515	(202)
Amortization and impairment of acquired intangible assets	363	143	199	15	7
Impairment of goodwill	1,357	27	1,331
EBITA	192	573	(716)	531	(196)
Restructuring and acquisition-related charges	202	21	108	11	61
Other items:	925	180	703	(4)	46
Respironics field-action provision	250		250
Respironics field-action running remediation costs	210		210
R&D project impairments	134	120	12	3
Portfolio realignment charges	109		109
Impairment of assets in S&RC	39		39
Provision for public investigations tender irregularities	60	60
Provisions for quality actions in Connected Care	59		59
Remaining items	63	-	24	(6)	46
Adjusted EBITA	1,318	774	95	538	(89)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2021
Net Income	3,323
Discontinued operations, net of income taxes	(2,711)
Income tax expense	(103)
Investments in associates, net of income taxes	4
Financial expenses	188
Financial income	(149)
Income from operations	553	941	(722)	576	(242)
Amortization and impairment of acquired intangible assets	322	153	148	15	6
Impairment of goodwill	15	2	13
EBITA	890	1,097	(562)	591	(236)
Restructuring and acquisition-related charges	95	7	93	(1)	(5)
Other items:	1,069	(32)	965	-	136
Respironics field-action provision	719	-	719		-
Respironics field-action running remediation costs	94		94
Provisions for quality actions in Connected Care	94		94
Loss on divestment of business	76				76
Remaining items	87	(32)	58	-	61
Adjusted EBITA	2,054	1,071	497	590	(105)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2020
Net Income	1,195
Discontinued operations, net of income taxes	(196)
Income tax expense	212
Investments in associates, net of income taxes	9
Financial expenses	202
Financial income	(158)
Income from operations	1,264	497	704	362	(300)
Amortization and impairment of intangible assets	377	209	134	16	18
Impairment of goodwill	144	-	144
EBITA	1,784	706	982	378	(282)
Restructuring and acquisition-related charges	195	29	97	31	37
Other items	299	83	112	24	81
Adjusted EBITA	2,277	818	1,191	433	(165)

Information by segment and main country - Main countries [Text Block]

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2022
Netherlands	540	1,746
United States	7,246	12,087
China	2,193	290
Japan	1,077	436
Germany	821	323
United Kingdom	463	527
France	400	249
Other countries	5,085	744
Total main countries	17,827	16,402

2021
Netherlands	570	1,934
United States	6,420	12,615
China	2,335	283
Japan	1,073	480
Germany	839	305
United Kingdom	481	567
France	397	49
Other countries	5,040	753
Total main countries	17,156	16,986

2020
Netherlands	404	1,926
United States	6,580	9,080
China	2,319	313
Japan	1,113	511
Germany	980	302
United Kingdom	509	545
Italy	383	111
Other countries	5,024	906
Total main countries	17,313	13,694
1)The sales are reported based on country of destination.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill